Risk Management Activities - Maximum exposure to credit risk (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 22	$ 5
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,555
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 583
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Trade and other receivables | Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	92.00%
Trade and other receivables | Non-Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	8.00%
Long-term portion of finance lease receivable | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 228
Long-term portion of finance lease receivable | Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Long-term portion of finance lease receivable | Non-Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Risk management assets | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 692
Risk management assets | Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	93.00%
Risk management assets | Non-Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	7.00%
Amortized cost | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Maximum exposure to credit risk	$ 52
Amortized cost | Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Amortized cost | Non-Investment Grade [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%